Investments - Schedule of Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Interest income	$ 51,027	$ 39,750	$ 20,381
Investment’s custodian fees and other investments expenses	(225)	(278)	(149)
Total investment income	51,883	40,460	20,947
Other investments
Debt Securities, Available-for-Sale [Line Items]
Dividends	311	236	144
Equity securities
Debt Securities, Available-for-Sale [Line Items]
Dividends	$ 770	$ 752	$ 571